WARRANT DERIVATIVE (Narrative) (Details) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended
	May 15, 2018	Feb. 29, 2020	Feb. 28, 2019	Feb. 29, 2020	Feb. 28, 2019
Warrant Derivative [Abstract]
Warrants granted, value	$ 1,171
Unit issuance costs attributed to warrants	$ 157
Loss (Gain) on warrant derivative				$ (3,048)	$ 1,913
(Gain)Loss on fair value derivatives and warrants		$ 66	$ 155	$ (3,063)	$ 2,428